Stock Based Compensation Plans: (Details 3)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Stock Based Compensation Plans Details [Abstract]
Risk free interest rate	0.53%	0.34%
Expected term	2 years	2 years
Expected volatility	38.00%	59.00%
Dividend yield	0.00%	0.00%